Related Parties - Additional Information (Details) - CAD ($)	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Key Management Personnel
Disclosure Of Transactions Between Related Parties [Line Items]
Proportion of voting rights	5.00%	9.00%
Royalties paid	$ 0
International Flavors & Fragrances Inc.
Disclosure Of Transactions Between Related Parties [Line Items]
Warrants issued in exchange of services	$ 700,962